Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of Transactions
The accounting balances as of December 31, 2023 and 2022, as well as the accounting reflection of the transactions carried out in 2023 and 2022 of Telefónica Group companies with the aforementioned associates and joint ventures in which BBVA and CaixaBank hold interests are shown below:

Millions of euros	12/31/2023	12/31/2022
Receivables and other assets from associates and joint ventures	33	7
Payables and other liabilities to associates and joint ventures	14	7

Millions of euros	2023	2022
Revenue from operations with associates and joint ventures	261	13
Expenses from operations with associates and joint ventures	40	7
Finance cost from operations with associates and joint ventures	1	1
The impact on the consolidated income statement of the Telefónica Group of the rest of the operations with BBVA and CaixaBank in 2023 and 2022 is shown below:

BBVA
Millions of euros	2023	2022
Finance costs	42	11
Receipt of services	8	7
Other expenses	38	3
Total costs	88	21
Finance income	47	14
Dividends received (1)	21	15
Services rendered	48	40
Sale of goods	10	7
Other income	3	7
Total revenues	129	83
(1)  At December 31, 2023, Telefónica held a 0.76% stake (0.73% stake at December 31, 2022) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

CaixaBank
Millions of euros	2023	2022
Finance costs	12	6
Receipt of services	4	5
Purchase of goods	63	53
Total costs	79	64
Services rendered	79	69
Sale of goods	63	51
Other income	—	2
Total revenues	142	122
The following table shows the balance sheet positions of these operations as of December 31, 2023 and 2022, as well as the current guarantees and other off-balance sheet positions.

BBVA
Millions of euros	December 31,2023	December 31,2022
Finance arrangements: loans, capital contributions and others (borrower)	191	140
Finance arrangements: loans and capital contributions (lender)	696	13
Guarantees	239	165
The heading "Finance arrangements: loans and capital contributions (lender)" for 2023 mainly includes a deposit set up by Telefónica, S.A.of 600 million euros maturing in January 2024.

CaixaBank
Millions of euros	December 31,2023	December 31,2022
Finance arrangements: loans, capital contributions and others (borrower)	174	148
Finance arrangements: loans and capital contributions (lender)	48	—
Other payables	135	37
Guarantees	104	160